Shareholder Report, Line Graph (Details) - USD ($)												12 Months Ended
	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	Sep. 29, 2017	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2025
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Class
Accumulated Value	$ 16,830	$ 14,582	$ 16,161	$ 15,933	$ 10,611	$ 11,879	$ 12,622		$ 11,214	$ 10,241	$ 10,000	$ 17,245
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value	17,205	14,869	16,441	16,169	10,739	11,988	12,711		11,268	10,264	10,000	$ 17,674
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name												Institutional Class
Accumulated Value	1,484,860	1,281,857	1,417,090	1,391,119	922,774	1,028,527	1,089,236	$ 1,000,000				$ 1,528,446
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Investor Class
Accumulated Value	18,093	14,242	13,344	13,629	8,860	10,069	10,000					$ 18,311
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value	18,374	14,430	13,489	13,745	8,907	10,104	10,000					$ 18,659
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name												Advisor Class
Accumulated Value	11,933	10,376	10,000									$ 13,877
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	27,978	21,929	21,492	22,314	15,505	13,911	13,572		11,795	10,022	10,000	$ 31,648
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap Value Total Return
Accumulated Value	19,875	16,072	17,758	17,768	11,345	12,187	12,447		11,491	9,969	10,000	$ 21,073
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	27,978	21,929	21,492	22,314	15,505	13,911	13,572		11,795	10,022	10,000	$ 31,648
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap Value Total Return
Accumulated Value	19,875	16,072	17,758	17,768	11,345	12,187	12,447		$ 11,491	$ 9,969	$ 10,000	$ 21,073
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	2,247,974	1,761,970	1,726,834	1,792,883	1,245,822	1,117,695	1,090,474	1,000,000				$ 2,542,871
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell Midcap Value Total Return
Accumulated Value	1,668,531	1,349,201	1,490,745	1,491,587	952,400	1,023,059	1,044,946	$ 1,000,000				$ 1,769,088
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	20,615	16,158	15,836	16,441	11,425	10,250	10,000					$ 23,319
Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000 Value Total Return
Accumulated Value	13,503	11,090	12,531	13,571	7,566	8,868	10,000					$ 13,350
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 3000 Total Return
Accumulated Value	20,615	16,158	15,836	16,441	11,425	10,250	10,000					$ 23,319
Russell 2000 Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Russell 2000 Value Total Return
Accumulated Value	13,503	11,090	12,531	$ 13,571	$ 7,566	$ 8,868	$ 10,000					$ 13,350
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												MSCI AC WORLD INDEX ex USA Net (USD)
Accumulated Value	11,510	9,859	10,000									$ 13,093
Morningstar Global ex-US Target Market Exposure NR USD [Member]
Account Value [Line Items]
Line Graph and Table Measure Name												Morningstar Global ex-US Target Market Exposure NR USD
Accumulated Value	$ 11,550	$ 9,880	$ 10,000									$ 13,073